INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Details 2) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 131.6	RUB 9,593	RUB 15,323	RUB 12,837
Less: share-based compensation expense	(37.3)	(2,718)	(1,210)	(754)
Add: interest income, net	23.9	1,744	856	1,717
Add: other income, net	31.0	2,259	6,296	2,159
Less: goodwill impairment	(7.9)	(576)
Less: amortization expenses of acquisition related intangible assets	(21.9)	(1,594)	(1,004)	(563)
Less: compensation expense related to contingent consideration	(4.0)	(291)	(35)	(81)
Less: provision for income taxes	(53.7)	(3,917)	(5,455)	(3,239)
Net income	132.8	9,679	17,020	13,474
Acquisition-related intangible assets
Reconciliation between adjusted operating income and net income
Less: amortization expenses of acquisition related intangible assets	(6.9)	(502)	(242)	(111)
Operating Segments
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 187.7	RUB 13,680	RUB 16,810	RUB 13,783